Inventories, net	12 Months Ended
Dec. 31, 2018
Inventories, net
Inventories, net

Note 9—Inventories, net

“Inventories, net” consisted of the following:

	December 31,
($ in millions)	2018	2017
Raw materials	1,823	1,412
Work in process	837	840
Finished goods	1,525	1,379
Advances to suppliers	99	106
Total	4,284	3,737